Derivative financial instruments and hedging activities - Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	$ 115,249	$ 102,967
Impact of master netting agreements and applicable margins	95,164	82,958
Replacement cost (after netting agreements)	20,085	20,009
Banks [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	49,146	48,509
Impact of master netting agreements and applicable margins	48,291	47,376
Replacement cost (after netting agreements)	855	1,133
OECD Governmemnts [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	22,109	18,126
Impact of master netting agreements and applicable margins	21,534	17,705
Replacement cost (after netting agreements)	575	421
Other Counterparties [Member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	43,994	36,332
Impact of master netting agreements and applicable margins	25,339	17,877
Replacement cost (after netting agreements)	18,655	18,455
Risk rating AAA, AA [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	30,097	27,126
Impact of master netting agreements and applicable margins	27,110	23,146
Replacement cost (after netting agreements)	2,987	3,980
Risk rating A [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	44,736	38,812
Impact of master netting agreements and applicable margins	40,359	35,088
Replacement cost (after netting agreements)	4,377	3,724
Risk rating BBB [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	18,392	20,620
Impact of master netting agreements and applicable margins	14,238	16,719
Replacement cost (after netting agreements)	4,154	3,901
Risk rating BB or lower [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	22,024	16,409
Impact of master netting agreements and applicable margins	13,457	8,005
Replacement cost (after netting agreements)	$ 8,567	$ 8,404